                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/2001
                                                -----------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:        28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

William Ehrman                New York, NY          8/06/2001
------------------   -------------------------   ----------
    [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


































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

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             116
                                               -------------

Form 13F Information Table Value Total:       $ 289,901.22
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number            Name

                       28-2948               Jonas Gerstl
   --1----           -----------             -----------------

                       28-2868               Frederic Greenberg
  --2----           -----------              -------------------

                       28-6826               Julia Oliver
  --3----           -----------              -------------------

                       28-5051               EGS Management,
                                             L.L.C.
   --4----           -----------             -------------------

                       28-5767               EGS Partners, LLC
   --5----           -----------             -------------------

     [Repeat as necessary.]


                                             Form 13F INFORMATION TABLE
                                                    June 29, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------

ABGENIX                   COM        00339B107  2,947      65,480   SH         OTHER         1,2,3,4         x
ABIOMED, INC.             COM        003654100    301      12,768   SH         OTHER         1,2,3,5         x
ABIOMED, INC.             COM        003654100  2,620     111,132   SH         OTHER         1,2,3,4         x
ABBOTT LABORATORIES       COM        002824100    960      20,000   SH         OTHER         1,2,3,5         x
AEP INDUSTRIES INC        COM        001031103 71,719   2,029,410   SH         OTHER         1,2,3,4         x
AMERICAN HOME PRODU       COM        026609107  1,369      23,300   SH         OTHER         1,2,3,4         x
AMGEN CORP.               COM        031162100    774      12,750   SH         OTHER         1,2,3,5         x
AMGEN CORP.               COM        031162100  2,260      37,250   SH         OTHER         1,2,3,4         x
AMYLIN PHARMACEUTIC       COM        032346108    749      66,534   SH         OTHER         1,2,3,4         x
AMARIN CORP               COM        023111107  4,492     863,914   SH         OTHER           1,2           x
AMAZON.COM INC            COM        023135106    184      13,000   SH         OTHER         1,2,3,4         x
ABERCROMBIE & FITCH       COM        002896207    445      10,000   SH         OTHER         1,2,3,4         x
AMERICA ONLINE, INC       COM        00184A105    647      12,200   SH         OTHER         1,2,3,4         x
PUTS AMYLIN PHARMAC       COM        032346958    113      10,000   SH         OTHER         1,2,3,4         x
ASTRAZENECA GROUP P       COM        046353108    559      11,950   SH         OTHER         1,2,3,5         x
ASTRAZENECA GROUP P       COM        046353108    610      13,050   SH         OTHER         1,2,3,4         x
BAXTER INTERNATIONA       COM        071813109  1,010      20,000   SH         OTHER         1,2,3,5         x
BROOKSTONE INC            COM        114537103    469      26,500   SH         OTHER         1,2,3,4         x
BIO REFERENCE LABS        COM        09057G602    344      88,600   SH         OTHER         1,2,3,5         x
BIOTRANSPLANT, INC.       COM        09066Y107     85      10,937   SH         OTHER         1,2,3,5         x
BIOTRANSPLANT, INC.       COM        09066Y107    781     100,763   SH         OTHER         1,2,3,4         x
BOYD GAMING CORP.         COM        103304101    196      34,100   SH         OTHER         1,2,3,4         x
CANDIE'S INC              COM        137409108    158      60,000   SH         OTHER         1,2,3,4         x
CARNIVAL CORP             COM        143658102    706      23,000   SH         OTHER         1,2,3,4         x
CHARMING SHOPPES          COM        161133103     63      10,500   SH         OTHER         1,2,3,4         x
CIENA CORP                COM        171779101    228       6,000   SH         OTHER         1,2,3,4         x
COACH, INC.               COM        189754104    381      10,000   SH         OTHER         1,2,3,4         x
CORVEL  CORP              COM        221006109  1,164      31,246   SH         OTHER         1,2,3,5         x
CORVEL  CORP              COM        221006109  5,253     141,007   SH         OTHER         1,2,3,4         x
CELL THERAPEUTICOM,       COM        150934107    296      10,700   SH         OTHER         1,2,3,5         x
CELL THERAPEUTICOM,       COM        150934107  3,295     119,200   SH         OTHER         1,2,3,4         x
CORVAS INTERNATIONA       COM        221005101    566      48,060   SH         OTHER         1,2,3,4         x
CROWN AMERICAN REAL       SH BEN INT 228186102    311      37,300   SH         OTHER         1,2,3,4         x
DURAMED PHARMACEUTI       COM        266354109  1,411      78,895   SH         OTHER         1,2,3,4         x
HEARX,  LTD               COM        422360305     17      10,100   SH         OTHER         1,2,3,4         x
ENDOCARE, INC.            COM        29264P104    923      57,751   SH         OTHER         1,2,3,4         x
EP MEDSYSTEMS INC         COM        26881P103    114      43,698   SH         OTHER         1,2,3,5         x


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

EP MEDSYSTEMS INC         COM        26881P103    561     215,682   SH         OTHER         1,2,3,4         x
EP MEDSYSTEMS INC         COM        26881P103  2,990   1,150,000   SH         OTHER           1,2           x
FEDERATED DEPT STOR       COM        31410H101    425      10,000   SH         OTHER         1,2,3,4         x
FLAMEL TECHNOLOGIES       COM        338488109    167      69,531   SH         OTHER         1,2,3,5         x
FRESENIUS MEDICAL C       COM        358029205     14         862   SH         OTHER         1,2,3,5         x
FRESENIUS MEDICAL C       COM        358029205    178      10,638   SH         OTHER         1,2,3,4         x
FIDELITY NATIONAL F       COM        316326107    246      10,000   SH         OTHER         1,2,3,4         x
FOSSIL INC                COM        349882100    270      13,000   SH         OTHER         1,2,3,4         x
FOREST LABORATORIES       COM        345838106  1,775      25,000   SH         OTHER         1,2,3,4         x
GUILFORD PHARMACEUT       COM        401829106    952      28,000   SH         OTHER         1,2,3,5         x
GUILFORD PHARMACEUT       COM        401829106  2,278      67,000   SH         OTHER         1,2,3,4         x
GAP INC                   COM        364760108    290      10,000   SH         OTHER         1,2,3,4         x
HONEYWELL INTERNATI       COM        438516106    227       6,500   SH         OTHER         1,2,3,4         x
HOT TOPIC INC             COM        441339108    370      11,900   SH         OTHER         1,2,3,4         x
INTEGRA LIFESCIENCE       COM        457985208  2,106      97,254   SH         OTHER         1,2,3,4         x
INTIMATE BRANDS, IN       COM        461156101    271      18,000   SH         OTHER         1,2,3,4         x
ICN PHARMACEUTICALS       COM        448924100    575      18,120   SH         OTHER         1,2,3,5         x
ICN PHARMACEUTICALS       COM        448924100  2,629      82,880   SH         OTHER         1,2,3,4         x
INTERNATIONAL GAME        COM        459902102  1,255      20,000   SH         OTHER         1,2,3,4         x
IMPAX LABORATORIES        COM        45256B101    108       8,814   SH         OTHER         1,2,3,5         x
IMPAX LABORATORIES        COM        45256B101    746      61,186   SH         OTHER         1,2,3,4         x
INTUITIVE SURGICAL        COM        46120E107  1,218      90,162   SH         OTHER         1,2,3,4         x
JAKKS PACIFIC, INC.       COM        47012E106    206      11,000   SH         OTHER         1,2,3,4         x
J.C. PENNEY COMPANY       COM        708160106    659      25,000   SH         OTHER         1,2,3,4         x
JOHNSON & JOHNSON         COM        478160104  2,593      51,861   SH         OTHER         1,2,3,4         x
CALL JOHNSON & JOHN       CALL       478160904    960      19,200         CALL OTHER         1,2,3,4         x
4KIDS ENTERTAINMENT       COM        350865101    233      12,150   SH         OTHER         1,2,3,4         x
LIZ CLAIRBORNE INC        COM        539320101    656      13,000   SH         OTHER         1,2,3,4         x
LOWE'S COMPANIES          COM        548661107    399       5,500   SH         OTHER         1,2,3,4         x
LIMITED INC, THE          COM        532716107    330      20,000   SH         OTHER         1,2,3,4         x
MEDTRONIC INC             COM        585055106  1,713      37,230   SH         OTHER         1,2,3,4         x
MEDTRONIC, INC. RST       COM        585055106    453      11,053   SH         OTHER           1,2           x
MED-DESIGN CORP           COM        583926100  1,124      37,300   SH         OTHER         1,2,3,4         x
MEDAREX, INC.             COM        583916101  1,307      55,600   SH         OTHER         1,2,3,5         x
MEDAREX, INC.             COM        583916101  2,770     117,890   SH         OTHER         1,2,3,4         x
MINIMED, INC.             COM        60365K108  1,587      33,070   SH         OTHER         1,2,3,4         x
MERCK & CO. INC.          COM        589331107    320       5,000   SH         OTHER         1,2,3,5         x
MICRO THERAPEUTICOM       COM        59500W100    333      41,604   SH         OTHER         1,2,3,5         x
MICRO THERAPEUTICOM       COM        59500W100  1,438     179,731   SH         OTHER         1,2,3,4         x
MAXXAM INC.               COM        577913106    498      20,100   SH         OTHER         1,2,3,4         x
NETSPEAK CORPORATIO       COM        64115D109     56      20,000   SH         OTHER         1,2,3,4         x
OSTEOTECH, INC.           COM        688582105    198      43,514   SH         OTHER         1,2,3,5         x
OSTEOTECH, INC.           COM        688582105    678     148,976   SH         OTHER         1,2,3,4         x
ORATEC INTERVENTION       COM        68554M108     67       7,185   SH         OTHER         1,2,3,5         x
ORATEC INTERVENTION       COM        68554M108    460      49,615   SH         OTHER         1,2,3,4         x
PFIZER INC W/RTS          COM        717081103    931      23,250   SH         OTHER         1,2,3,5         x
PFIZER INC W/RTS          COM        717081103  2,273      56,750   SH         OTHER         1,2,3,4         x
PHYSIOMETRIX INC          COM        718928104    829      99,000   SH         OTHER           1,2           x
POLYMEDICA CORP           COM        731738100    810      20,000   SH         OTHER         1,2,3,4         x
PENWEST PHARMACEUTI       COM        709754105    613      39,600   SH         OTHER         1,2,3,5         x
PENWEST PHARMACEUTI       COM        709754105  2,686     173,400   SH         OTHER         1,2,3,4         x


                                5




NASDAQ-100 SHARES         COM        631100104    516      11,300   SH         OTHER         1,2,3,4         x
RAILAMERICA, INC.         COM        750753105 21,978   1,924,535   SH         OTHER         1,2,3,4         x
RAILAMERICA, INC.         COM        750753105     57       5,000   SH         OTHER         1,2,3,5         x
POLO RALPH LAUREN C       COM        731572103    413      16,000   SH         OTHER         1,2,3,4         x
SFBC INTERNATIONAL,       COM        784121105    296      10,200   SH         OTHER         1,2,3,4         x
SKECHERS USA INC- C       COM        830566105    614      21,000   SH         OTHER         1,2,3,4         x
SALIX PHARMACEUTICA       COM        G77770108  1,914      77,645   SH         OTHER         1,2,3,4         x
STEIN MART INC.           COM        858375108    103      10,000   SH         OTHER         1,2,3,4         x
SERONO SA -ADR            COM        81752M101    412      16,500   SH         OTHER         1,2,3,5         x
SERONO SA -ADR            COM        81752M101  1,335      53,500   SH         OTHER         1,2,3,4         x
ST. JUDE MEDICAL, I       COM        790849103  1,200      20,000   SH         OTHER         1,2,3,5         x
SUPER GEN INC             COM        868059106     25       1,729   SH         OTHER         1,2,3,5         x
SUPER GEN INC             COM        868059106    774      52,571   SH         OTHER         1,2,3,4         x
TEVA PHARMACEUTICAL       COM        881624209     81       1,300   SH         OTHER         1,2,3,5         x
TEVA PHARMACEUTICAL       COM        881624209  2,340      37,562   SH         OTHER         1,2,3,4         x
TALBOTS INC               COM        874161102    901      20,600   SH         OTHER         1,2,3,4         x
TRANSPORTACION MARI       ADR SER
                          LSH        893868208 48,673   4,062,916   SH         OTHER         1,2,3,4         x
TRANSPORTACION MARI       SPON ADR A 893868307 49,645   4,472,569   SH         OTHER         1,2,3,4         x
TOYS R US INC.            COM        892335100    248      10,000   SH         OTHER         1,2,3,4         x
TRIARC COMPANIES, I       COM        895927901    435      16,600   SH         OTHER         1,2,3,4         x
UNITED PARCEL SERVI       COM        911312106    289       5,000   SH         OTHER         1,2,3,4         x
UNITED RETAIL GROUP       COM        911380103    106      14,000   SH         OTHER         1,2,3,4         x
VALUE CITY STORES R       COM        920387107    489      42,500   SH         OTHER         1,2,3,4         x
TRIANGLE PHARMACEUT       COM        89589H104     21       4,550   SH         OTHER         1,2,3,5         x
TRIANGLE PHARMACEUT       COM        89589H104    143      30,450   SH         OTHER         1,2,3,4         x
VALENTIS, INC.            COM        91913E104    313      50,000   SH         OTHER         1,2,3,4         x
WAL-MART STORES INC       COM        931142103    537      11,000   SH         OTHER         1,2,3,4         x
WET SEAL INC  -CL A       COM        961840105    696      20,100   SH         OTHER         1,2,3,4         x

TOTAL:                                         289,901
                                               ________
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